Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2020	December 31, 2019
	€m	€m
Current liabilities/(assets)
Syndicated loans	7.8	10.8
Lease liabilities	16.7	18.9
Less deferred borrowing costs to be amortized within 1 year	(2.0)	(2.0)
Total due in less than one year	22.5	27.7
Non-current liabilities
Syndicated loans	1,287.5	1,364.4
2024 fixed rate senior secured notes	400.0	400.0
Lease liabilities	53.7	90.1
Less deferred borrowing costs to be amortized in 2-5 years	(4.9)	(6.9)
Total due after more than one year	1,736.3	1,847.6
Total borrowings	1,758.8	1,875.3